February 2, 2001


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

           Re:      Brandywine Fund, Inc.
                    File Nos. 33-1182 and 811-04447
                    Rule 497(j) Certification


Ladies & Gentlemen:

       The undersigned officer of Brandywine Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

       1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 16 to Form N-1A Registration Statement filed by the Fund on January 30, 2001, which is the most recent amendment to such registration statement; and

       2. that the text of Post-Effective Amendment No. 16 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 30, 2001.

                                      Very truly yours,

                                      BRANDYWINE FUND, INC.



                                      By:      /s/ Lynda J. Campbell
                                               ---------------------------------
                                               Lynda J. Campbell
                                               Vice President & Secretary